Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Shareholders' Equity
Preferred Stock, par value		$ 0	$ 0
Preferred Stock, shares issued		0	0
Preferred Stock, shares outstanding		0	0
Common Stock, par or stated value	$ 0	$ 0	$ 0
Common Stock, shares issued	28,030,010	28,030,010	28,030,010
Common Stock, shares outstanding	28,030,010	28,030,010	28,030,010